Fair value measurement	12 Months Ended
Dec. 31, 2025
Fair value measurement [Abstract]
Fair value measurement
23	Fair value measurement

Fair value measures for non-financial assets

The non-financial assets and liabilities measured at fair value in the statement of financial position are grouped into three levels of fair value hierarchy. The three levels are defined based on the observability of relevant data for the measuring, as follows:

•	Level 1: quoted prices (without adjustment) in active markets for identical assets and liabilities;

•	Level 2: data other than the quoted prices included in Level 1 that are observable for the asset and liability, either directly or indirectly;

•	Level 3: non-observable data for the asset or liability.

As of December 31, 2025 and 2024 non-financial assets measured at fair value were classified in Level 2 of this hierarchy, as described below:

	2025	2024
Level 2
Buildings	$79,043	$92,731
Lands	1,360,238	1,442,648
	$1,439,281	$1,535,379

As of December 31, 2025 and 2024, fair value of the Company’s properties were estimated based on appraisals performed by independent, professionally qualified property valuers. As mentioned in the Company’s accounting policy, for the properties the last appraisal was carried out in December 2024, so the amounts as of December 31, 2025, correspond to the balances as of December 31, 2024, adjusted for additions and disposals of assets. Likewise, based on the Company’s assessment, no factors were identified that suggest there have been significant changes in fair value.

The important information and assumptions are prepared in close collaboration with Management. The valuation processes and changes in the fair value are reviewed by the Administration and Finance Department on the financial reporting date. Additional information on fair value measurement is as follows.

Buildings and lands (Level 2)

The valuation was prepared based on a market approach that reflects the prices observed on recent market transactions involving similar properties and incorporates immaterial adjustments for factors specific to the property in question, including land size, location, liens, and current use.

Some of the unobservable information used, is the adjustment for factors specific to the properties in question for the factors previously described such as land size, location, liens, negotiation conditions, among others. The magnitude and direction of this immaterial adjustment depends on the characteristics of observable market transactions for similar properties used as the end point for the valuation. Although this information is subjective, Management considers that the global valuation will not be materially affected by reasonably possible alternatives.

As of December 31, 2025 and 2024, the reconciliation between the carrying amounts of non-financial assets classified within Level 2 was as follows:

	2025	2024
Balance as of January 1	$1,535,379	$1,520,707
Amount recognized in other comprehensive income:
Revaluation surplus	-	22,974
Additions and disposals, net	(96,098)	(8,302)
Balance as of December 31	$1,439,281	$1,535,379

As of December 31, 2025 and 2024, there were no effects from unrealized gains from fair value measurements.

2025
Level 2
Equity investment	$52,000

The fair value of the equity investment is determined by using a market approach by using a combination of two valuation techniques “Multiples of comparable public companies” and “Multiples of comparable company transactions”, these techniques reflect the prices observed for similar public entities and on recent transactions involving similar entities, without requiring a significant adjustments for other specific factors.

As of December 31, 2025, the reconciliation between the carrying amounts of the financial asset classified within Level 2 was as follows:

2025
Balance as of October 1	$40,000
Amount recognized in other profit or loss:
Gain on measurement at fair value	12,000
Balance as of December 31	$52,000

As of December 31, 2025, there were no effects from unrealized gains from fair value measurements.